INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure Of Income Tax Expense

	Year ended December 31
	2024	2023	2022
	CHF in millions
Current income tax expense	(20.6)	(17.3)	(6.5)
Current income tax benefit (expense) of prior periods	(19.2)	1.0	0.2
Deferred income tax benefit	56.5	76.2	57.0
Total income tax benefit	16.7	59.9	50.7

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate

	Year ended December 31
	2024	2023	2022
	CHF in millions
Income (loss) before income taxes	(378.5)	(372.1)	33.3
Domestic income tax rate	18.3%	18.4%	18.4%
Expected income tax income/(expense)	69.4	68.4	(6.1)
Effect of income taxed at differing tax rates	5.0	(3.7)	(39.8)
Non-deductible items	(18.4)	(9.9)	(1.0)
Non-taxable income	—	0.1	0.9
Effect of changes in recognition of deferred tax assets	(0.6)	3.2	92.3
Adjustments to deferred tax balances arising from tax rate changes	—	0.5	3.3
Adjustments recognized for current and deferred tax of prior periods	(40.3)	1.0	0.3
Other effects	1.6	0.3	0.8
Total income tax benefit	16.7	59.9	50.7

Disclosure Of Deferred Tax Assets And Deferred Tax Liabilities
Deferred tax assets and liabilities by origin of the temporary difference:

	December 31, 2024
	Assets	Liabilities
	CHF in millions
Intangible assets	—	135.2
Property, plant and equipment	—	34.2
Unrealized foreign exchange results	26.5	—
Derivatives	—	4.8
Receivables	—	3.9
Right-of-use assets	20.4	—
Deferred revenue	0.1	20.1
Employee benefit obligations	1.4	—
Provisions	8.9	0.3
Lease liabilities	—	1.0
Other	0.1	0.4
Tax net operating loss carry forward	0.4	—
Total	57.8	199.9
Netting of deferred tax assets and liabilities	34.2	(34.1)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	23.6	—
Deferred tax liabilities	—	165.8

	December 31, 2023
	Assets	Liabilities
	CHF in millions
Intangible assets	—	195.7
Property, plant and equipment	—	43.5
Unrealized foreign exchange results	—	206.9
Derivatives	—	0.1
Receivables	0.1	—
Right-of-use assets	19.3	—
Deferred revenue	0.1	12.7
Employee benefit obligations	1.4	—
Provisions	3.3	3.7
Lease liabilities	—	0.3
Other	—	0.4
Tax net operating loss carry forward	232.4	—
Total	256.6	463.3
Netting of deferred tax assets and liabilities	256.6	(256.6)
Reflected in the consolidated statements of financial position as follows:
Deferred tax liabilities	—	206.7

Net change in deferred tax assets and liabilities

	2024	2023	2022
	CHF in millions
Opening balance at the beginning of the period January 1	206.7	294.7	351.0
Changes recognized in the consolidated statements of income or loss	(56.6)	(76.2)	(57.0)
Changes recognized in the consolidated statements of comprehensive income or loss	(1.2)	(5.4)	1.8
Changes recognized in the consolidated statements of changes in equity	(7.9)	(8.9)	(1.1)
Change in scope of consolidation / goodwill adjustment	—	3.7
Foreign currency effects	1.2	(1.2)
Closing balance at the end of the period December 31	142.2	206.7	294.7

Disclosure Of Unused tax losses For Which No Deferred Tax Asset Recognised
As of 31 December 2024 and 31 December 2023 Sunrise has the following unused tax loss carryforwards for which no deferred tax assets are recognized:

	December 31
	2024	2023
	CHF in millions
Due to expire within 1 year	—	—
Due to expire within 2 to 7 years	16.5	—
Due to expire in more than 7 years	—	—
Amount not due to expire	—	109.4
Total	16.5	109.4